Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 4,445	$ 4,445
Accumulated amortization	3,434	2,369
Intangible assets, net	1,011	2,076
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 1,566	1,566
Weighted average amortization period	8 years 1 month 20 days
Accumulated amortization	$ 966	866
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,614	2,614
Weighted average amortization period	5 years
Accumulated amortization	$ 2,302	1,404
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 265	265
Weighted average amortization period	4 years
Accumulated amortization	$ 166	$ 99